VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

PETER M. SCAVONGELLI

ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

PHONE:  (860) 580-1631  |  EMAIL:  PETER.SCAVONGELLI@VOYA.COM

May 7, 2019

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: Voya Pension IRA File Nos. 033-75988* and 811-02513 Rul3 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•      The form of Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•      The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on May 3, 2019.

If you have any questions regarding this submission, please call the undersigned at 860-580-1631.

Sincerely,

/s/ Peter M. Scavongelli

Peter M. Scavongelli

PLAN | INVEST | PROTECT	Voya Logo

* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by the following earlier Registration Statements: 033-75972; 033-76024; and 033-89858.